CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Q1) - USD ($)	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	Subordinate Voting Shares [Member]	Multiple Voting Shares [Member]
Beginning balance at Jul. 31, 2022	$ 6,818,147	$ (5,949,828)	$ (84,448)	$ 783,871
Beginning balance (in shares) at Jul. 31, 2022					20,543,751	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	1,036,325	0	0	1,036,325
Share based compensation - Options	778,742	0	0	778,742
Shares issued for warrant exercises	301,984	0	0	301,984
Shares issued for warrant exercises (in shares)					1,170,000	0
Foreign currency translation	0	0	878	878
Net loss	0	(5,904,653)	0	(5,904,653)
Ending balance at Jul. 31, 2023	11,883,289	(11,854,481)	(83,570)	(54,762)
Ending balance (in shares) at Jul. 31, 2023					28,419,790	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	179,544	0	0	179,544
Share based compensation - Options	233,648	0	0	233,648
Shares issued for warrant exercises	176,113	0	0	176,113
Shares issued for warrant exercises (in shares)					1,183,333	0
Foreign currency translation		0	56,065	56,065
Net loss		(3,372,074)		(3,372,074)
Ending balance at Oct. 31, 2023	12,472,594	(15,226,555)	(27,505)	(2,781,466)
Ending balance (in shares) at Oct. 31, 2023					29,603,123	4,650,000
Beginning balance at Jul. 31, 2023	11,883,289	(11,854,481)	(83,570)	(54,762)
Beginning balance (in shares) at Jul. 31, 2023					28,419,790	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	597,587	0	0	597,587
Share based compensation - Options	692,740	0	0	692,740
Shares issued for warrant exercises	147,650	0	0	147,650
Shares issued for warrant exercises (in shares)					1,183,333	0
Foreign currency translation	0	0	127,123	127,123
Net loss	0	(9,871,748)	0	(9,871,748)
Ending balance at Jul. 31, 2024	13,321,266	(21,726,229)	43,553	(8,361,410)
Ending balance (in shares) at Jul. 31, 2024					29,603,123	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	126,343	0	0	126,343
Share based compensation - Options	80,893	0	0	80,893
Warrants reclassified to liabilities on change in functional currency	(454,571)	0	0	(454,571)
Shares issued for warrant exercises	389,729	0	0	389,729
Shares issued for warrant exercises (in shares)					600,000	0
Conversion of mandatory convertible debentures	49,500	0	0	49,500
Conversion of mandatory convertible debentures (in shares)					146,786	0
Shares for settlement of debt	47,904			47,904
Shares for settlement of debt (in shares)					104,379	0
Foreign currency translation	0	0	1,495	1,495
Net loss	0	(4,056,434)	0	(4,056,434)
Ending balance at Oct. 31, 2024	$ 13,561,064	$ (25,782,663)	$ 45,048	$ (12,176,551)
Ending balance (in shares) at Oct. 31, 2024					30,454,288	4,650,000